Quarterly consolidated information (unaudited information)	12 Months Ended
Dec. 31, 2017
Quarterly consolidated information (unaudited information)
Quarterly consolidated information (unaudited information)

Note 29 – Quarterly consolidated information (unaudited information)

Quarter	Revenues	Operating income before D&A	Operating income	Financial Results, net (loss) gain	Net income	Net income attributable to Telecom Argentina
Fiscal year 2015:
March 31	8,872	2,634	1,680	(89)	1,041	1,028
June 30	9,624	2,501	1,468	(30)	937	928
September 30	10,094	2,529	1,311	(73)	800	801
December 31	11,906	3,202	1,770	(910)	657	646

	40,496	10,866	6,229	(1,102)	3,435	3,403

Fiscal year 2016:
March 31	12,455	3,402	1,997	(557)	935	925
June 30	12,951	3,362	1,724	(489)	802	800
September 30	13,412	3,446	1,802	(636)	758	746
December 31	14,422	4,214	2,320	(562)	1,510	1,504

	53,240	14,424	7,843	(2,244)	4,005	3,975

Fiscal year 2017:
March 31	14,726	4,638	2,893	124	1,966	1,955
June 30	15,818	4,706	2,958	(384)	1,673	1,660
September 30	16,719	4,902	3,167	(16)	2,056	2,026
December 31	17,923	5,110	3,094	(210)	2,029	1,989

	65,186	19,356	12,112	(486)	7,724	7,630